summary of significant accounting policies - Useful lives property, plant and equipment (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Useful Lives of Property, Plant, and Equipment
Composite depreciation rate	5.00%	5.00%
Outside plant | Minimum
Useful Lives of Property, Plant, and Equipment
Useful lives	17 years
Outside plant | Maximum
Useful Lives of Property, Plant, and Equipment
Useful lives	40 years
Inside plant | Minimum
Useful Lives of Property, Plant, and Equipment
Useful lives	4 years
Inside plant | Maximum
Useful Lives of Property, Plant, and Equipment
Useful lives	25 years
Wireless site equipment | Minimum
Useful Lives of Property, Plant, and Equipment
Useful lives	5 years
Wireless site equipment | Maximum
Useful Lives of Property, Plant, and Equipment
Useful lives	7 years
Other
Useful Lives of Property, Plant, and Equipment
Useful lives	3 years
Other | Maximum
Useful Lives of Property, Plant, and Equipment
Useful lives	40 years